Vessels and subsidiaries, Time charter contracts (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 Vessel
Intangible assets [Abstract]
Carrying amount	$ 0	$ 452
Pledged assets [Abstract]
Number of vessels | Vessel	26	27	27
DHT China Charter [Member]
Intangible assets [Abstract]
Carrying amount	$ 0	$ 452